Other Provisions - Other provisions by classification (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Warranties	$ 1,392	$ 1,326
Legal and other provisions	1,231	126
Bonus Provision	720	1,028
Transaction and offering related fees		25,143
Total other provisions - current	3,343	27,623
Non-current liabilities
Warranties	2,889	2,652
Total other provisions	$ 6,232	$ 30,275